Series P High Yield Series Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High Yield Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.62%	4.51%	6.53%
Series P High Yield Series
Prospectus [Line Items]
Average Annual Return, Percent		6.84%	4.16%	5.55%

[1]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[2]	Bloomberg U.S. Corporate High Yield Index is an index that measures the market for U.S. dollar-denominated non-investment grade, fixed rate, taxable corporate bonds.